Investment in Associates and Joint Ventures - Schedule of Fair Value of the Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Investment [Abstract]
Balance at beginning	$ 781	$ 591
Investment date March 31, 2022			700
Equity losses from investment in MitoCareX	(429)	(210)	(109)
Balance at ending	952	781	$ 591
Investment following achievement of second milestone	$ 600
Investment following achievement of first milestone		$ 400